PREPAYMENTS - THIRD PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PREPAYMENTS - THIRD PARTIES
Prepayments to third party medias	$ 2,957,346	$ 12,077,413
Less: provision for doubtful accounts	(2,153,390)	(2,701,166)
Total	803,956	9,376,247
Provision for doubtful accounts of prepayments	$ 1,196,563	$ 2,668,421	$ 0